UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant’s telephone number, including area code

Date of fiscal year end: 12/31

Date of reporting period: 09/30/14

Item 1. Schedule of Investments.

Schedule of INVESTMENTS September 30, 2014 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio
DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 44.3%
Banco del Estado de Chile/NY
0.234%, 11/12/2014 Δ	$58,500	$58,500
0.234%, 02/17/2015 Δ	49,000	49,000
Bank of Montreal/Chicago
0.222%, 10/29/2014 Δ	50,000	50,000
0.207%, 03/03/2015 Δ	50,000	50,000
0.274%, 03/27/2015 Δ	73,500	73,500
Bank of Nova Scotia/Houston
0.240%, 02/25/2015 Δ	50,000	50,000
0.210%, 03/03/2015 Δ	14,000	14,000
0.313%, 03/06/2015 Δ	49,000	49,000
0.230%, 05/19/2015 Δ	50,000	50,000
Bank of Tokyo-Mitsubishi/NY
0.090%, 10/01/2014	99,000	99,000
0.206%, 01/07/2015 Δ	53,500	53,500
BNP Paribas/NY
0.284%, 10/23/2014 Δ	25,000	25,000
Canadian Imperial Bank of Commerce/NY
0.170%, 01/15/2015 Δ	50,000	50,000
0.170%, 02/09/2015 Δ	50,000	50,000
0.230%, 02/12/2015 Δ	10,000	10,000
0.320%, 10/16/2015 Δ	45,750	45,750
Citibank
0.214%, 10/16/2014 Δ	48,500	48,500
0.204%, 01/12/2015 Δ	55,000	55,000
Commonwealth Bank of Australia/NY
0.236%, 07/07/2015 Δ	53,500	53,500
Credit Suisse/NY
0.230%, 10/06/2014	20,000	20,000
0.280%, 12/15/2014	40,000	40,000
0.334%, 03/25/2015 Δ	50,000	50,000
DnB Bank/NY
0.187%, 01/02/2015 Δ	50,000	50,000
HSBC Bank USA
0.194%, 10/21/2014 Δ	58,500	58,500
Mitsubishi UFJ Trust & Banking/NY
0.236%, 10/06/2014 Δ	49,000	49,000
National Australia Bank/NY
0.224%, 10/23/2014 Δ	50,000	50,000
Nordea Bank Finland/NY
0.160%, 11/10/2014	8,800	8,800
0.224%, 11/17/2014 Δ	5,123	5,123
0.175%, 12/22/2014	24,000	24,000
0.205%, 02/02/2015	25,000	25,001
0.219%, 02/13/2015 Δ	11,400	11,401
Rabobank Nederland/NY
0.196%, 10/07/2014 Δ	50,000	50,000
0.254%, 01/13/2015 Δ	53,500	53,500
0.253%, 07/09/2015 Δ	54,000	54,000
Royal Bank of Canada/NY
0.322%, 10/02/2015 Δ	58,500	58,500
Skandinaviska Enskilda Banken/NY
0.250%, 10/02/2014	10,000	10,000
0.194%, 11/12/2014 Δ	50,000	50,000
0.204%, 02/11/2015 Δ	50,000	50,000
Sumitomo Mitsui Banking/NY
0.210%, 10/01/2014	50,000	50,000
0.200%, 12/01/2014	55,000	55,000
Svenska Handelsbanken/NY
0.412%, 10/06/2014 Δ	5,000	5,000
0.185%, 12/29/2014	50,000	50,000
0.523%, 01/16/2015 Δ	26,000	26,023

DESCRIPTION	PAR	VALUE >
Swedbank/NY
0.226%, 02/09/2015 Δ	50,000	50,000
Toronto-Dominion Bank/NY
0.130%, 10/02/2014	50,000	50,000
0.140%, 10/06/2014	25,000	25,000
0.214%, 11/18/2014 Δ	3,000	3,000
0.204%, 04/10/2015 Δ	50,000	50,000
Wells Fargo Bank
0.170%, 11/26/2014 Δ	55,000	55,000
0.250%, 02/04/2015 Δ	48,500	48,500
0.180%, 02/13/2015 Δ	50,000	50,000
Westpac Banking Corp/NY
0.224%, 03/16/2015 Δ	43,000	43,006
Total Certificates of Deposit
(Cost $2,212,604)		2,212,604

Asset Backed Commercial Paper ■ - 12.5%
Barton Capital
0.186%, 01/08/2015 Δ	48,500	48,500
Fairway Finance
0.194%, 01/21/2015 Δ	24,000	24,000
0.217%, 06/05/2015 Δ	40,000	40,000
Gotham Funding
0.140%, 10/02/2014 	20,000	20,000
0.150%, 10/06/2014 	30,000	29,999
Kells Funding
0.203%, 10/09/2014 Δ	50,000	50,000
0.250%, 01/09/2015 Δ	20,000	20,005
0.244%, 03/26/2015 Δ	50,000	50,000
Liberty Street Funding
0.120%, 10/14/2014 	27,000	26,999
0.150%, 10/17/2014 	25,000	24,998
Manhattan Asset Funding Company
0.190%, 10/10/2014 	20,000	19,999
0.180%, 12/02/2014 	25,000	24,992
Nieuw Amsterdam Receivables Corp.
0.160%, 11/05/2014 	30,000	29,995
0.164%, 11/19/2014 	50,000	49,989
Old Line Funding
0.180%, 12/11/2014 	15,000	14,995
0.184%, 01/16/2015 Δ	50,000	50,000
0.194%, 03/11/2015 Δ	35,000	35,000
Thunder Bay Funding
0.184%, 10/16/2014	30,000	30,000
0.196%, 03/04/2015 Δ	35,000	35,000
Total Asset Backed Commercial Paper
(Cost $624,471)		624,471

Financial Company Commercial Paper - 11.4%
ANZ National International
0.246%, 11/07/2014 Δ ■	50,000	50,000
Commonwealth Bank of Australia
0.184%, 10/01/2014 ■	50,000	50,000
0.186%, 10/07/2014 ■	24,500	24,500
0.186%, 10/07/2014 ■	12,500	12,500
HSBC Bank
0.236%, 07/08/2015 Δ ■	24,000	24,000
ING Financial Markets
0.300%, 11/17/2014 	23,750	23,741
Macquarie Bank
0.334%, 11/13/2014 Δ ■	10,000	10,001
0.324%, 11/21/2014 Δ ■	50,000	50,000
0.334%, 02/10/2015 Δ ■	49,000	49,000
0.334%, 03/16/2015 Δ ■	10,000	10,000
Nederlandse Waterschapsbank
0.236%, 12/05/2014 Δ ■	20,000	20,000
0.244%, 12/23/2014 Δ ■	30,000	30,000

DESCRIPTION	PAR	VALUE >
Suncorp Metway
0.351%, 12/11/2014 ■ 	50,000	49,966
0.351%, 01/14/2015 ■ 	6,000	5,994
0.341%, 03/18/2015 ■ ☐ 	50,000	49,921
Toyota Motor Credit
0.216%, 01/21/2015 Δ	28,500	28,500
0.214%, 02/06/2015 Δ	30,000	30,000
0.214%, 04/09/2015 Δ	25,000	25,000
0.226%, 05/15/2015 Δ	25,000	25,000
Total Financial Company Commercial Paper
(Cost $568,123)		568,123

Other Notes - 10.8%
Bank of America
0.200%, 10/20/2014	53,500	53,500
0.200%, 12/10/2014	50,000	50,000
Barclays Bank
0.206%, 10/07/2014 Δ ■	97,500	97,500
0.306%, 10/07/2014 Δ ■	97,500	97,500
General Electric Capital
0.614%, 01/09/2015 Δ	7,695	7,704
MetLife Institutional Funding
0.602%, 01/06/2015 Δ ■	56,465	56,520
Metropolitan Life Global Funding
0.464%, 03/10/2015 Δ	38,000	38,000
Svenska Handelsbanken
0.284%, 03/13/2015 Δ ■	35,000	35,000
0.361%, 10/02/2015 Δ	54,250	54,246
Westpac Banking
0.434%, 10/01/2015 Δ ■	53,250	53,250
Total Other Notes
(Cost $543,220)		543,220

Other Commercial Paper - 2.0%
IBM Corp
0.050%, 10/01/2014 ■	99,000	99,000
(Cost $99,000)

Variable Rate Demand Notes Δ- 1.5%
Dearborn County, Indiana, Economic Development Revenue Bond, Series 2006 (LOC: JPMorgan Chase Bank)
0.050%, 10/07/2014	20,575	20,575
Illinois Educational Facilities Authority, National Louis University, Series 1999B (LOC: JPMorgan Chase Bank)
0.060%, 10/07/2014 Δ	9,450	9,450
New York Jets LLC, Jets Stadium Development (LOC: Sumitomo Mitsui Corp.)
0.100%, 10/07/2014 ■	13,000	13,000
Minnesota Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.150%, 10/07/2014	2,965	2,965
Mobile Solid Waste Authority Waste Management, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.060%, 10/07/2014	4,175	4,175
Pima County Industrial Development Authority, Delaware Military Academy, Series 2008 (LOC: PNC Bank)
0.170%, 10/07/2014	10,915	10,915
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 10/07/2014	11,530	11,530
Wisconsin Health & Educational Facilities Authority, 16th Street Community Health Center, Series 2006 (LOC: JPMorgan Chase Bank)
0.040%, 10/07/2014	4,300	4,300
Total Variable Rate Demand Notes
(Cost $76,910)		76,910

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase Agreements - 6.0%
BNP Paribas Securities Corp
0.000%, dated 9/30/2014, matures 10/01/2014, repurchase price $50,000 (collateralized by various government obligations: Total market value $51,000)	50,000	50,000
ING Financial Markets LLC
0.020%, dated 9/30/2014, matures 10/01/2014, repurchase price $150,000 (collateralized by various government obligations: Total market value $153,002)	150,000	150,000
SG Americas Securities LLC
0.000%, dated 9/30/2014, matures 10/01/2014, repurchase price $100,000 (collateralized by various government obligations: Total market value $102,000)	100,000	100,000
Total Government Agency Repurchase Agreements
(Cost $300,000)		300,000

Treasury Repurchase Agreement - 0.3%
Credit Suisse Securities (USA) LLC
0.000%, dated 9/30/2014, matures 10/01/2014, repurchase price $14,016 (collateralized by U.S. Treasury obligations: Total market value $14,297)	14,016	14,016
(Cost $14,016)

Other Repurchase Agreements - 7.3%
BNP Paribas Prime Brokerage Inc.
0.180%, dated 9/30/2014, matures 10/01/2014, repurchase price $110,001 (collateralized by various securities: Total market value $115,500)	110,000	110,000
BNP Paribas Securities Corp
0.180%, dated 9/30/2014, matures 11/04/2014, repurchase price $80,014 (collateralized by various securities: Total market value $84,104) ∞	80,000	80,000
HSBC Securities (USA) Inc.
0.130%, dated 9/30/2014, matures 10/01/2014, repurchase price $45,000 (collateralized by various securities: Total market value $47,253)	45,000	45,000
ING Financial Markets LLC
0.130%, dated 9/30/2014, matures 10/01/2014, repurchase price $30,000 (collateralized by various securities: Total market value $31,500)	30,000	30,000
JP Morgan Securities LLC
0.290%, dated 9/30/2014, matures 11/04/2014, repurchase price $100,028 (collateralized by various securities: Total market value $105,002) ∞	100,000	100,000
Total Other Repurchase Agreements
(Cost $365,000)		365,000

Investment Companies Ω- 3.9%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	89,558,115	89,558
DWS Money Market Series Fund, 0.050%	20,000,000	20,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.056%	86,063,109	86,063
Total Investment Companies
(Cost $195,621)
		195,621
Total Investments ▲- 100.0%
(Cost $4,998,965)
Other Assets and Liabilities, Net - 0.0%		4,998,965
Total Net Assets - 100.0%		104
		$4,999,069

>

Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.

If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the nine-month period ended September 30, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2014.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of September 30, 2014, the value of these investments was $1,512,123 or 30.2% of total net assets.

	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

∞	Security considered illiquid. As of September 30, 2014, the value of these investments was $180,000 or 3.6% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of September 30, 2014.

▲

On September 30, 2014, the cost of investments for federal income tax purposes was approximately $4,998,965. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

AMT - Alternative Minimum Tax. As of September 30, 2014, the total value of securities subject to AMT was $4,175 or 0.1% of total net assets.
LOC - Letter of Credit
SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 are those instruments valued pursuant to Rule 2a-7 at amortized cost which approximates the fair value of a security.

Level 3 - Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of September 30, 2014 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$2,212,604	$—	$2,212,604
Asset Backed Commercial Paper	—	624,471	—	624,471
Financial Company Commercial Paper	—	568,123	—	568,123
Other Notes	—	543,220	—	543,220
Other Repurchase Agreements	—	365,000	—	365,000
Government Agency Repurchase Agreements	—	300,000	—	300,000
Other Commercial Paper	—	99,000	—	99,000
Variable Rate Demand Notes	—	76,910	—	76,910
Treasury Repurchase Agreement	—	14,016	—	14,016
Investment Companies	195,621	—	—	195,621
Total Investments	$195,621	$4,803,344	$—	$4,998,965

During the nine-month period ended September 30, 2014, the portfolio recognized no transfers between fair value levels or level 3 securities.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)

There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	November 28, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	November 28, 2014